Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	May 7, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290)

Ladies and Gentlemen:

Attached please find Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust's Registration Statement on Form N-14. The Amendment includes a proxy/prospectus, statement of additional information and form(s) of Agreement and Plan of Reorganization and Termination to be sent to shareholders of the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (together, the “Funds”), each a series of the Unified Series Trust. If the proposed reorganizations are approved by shareholders of the Funds, the assets and liabilities of the Funds will be reorganized into newly created series of the Trust, also to be called the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Ms. Deborah O’Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111